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UBS Investment Trust

UBS U.S. Allocation Fund

Supplement to the Statement of Additional Information of PACE Select Advisors Trust, dated November 28, 2010 (the “PACE SAI”) and the Statement of Additional Information of UBS U.S. Allocation Fund, dated December 29, 2010 (the “U.S. Allocation Fund SAI”, and together with the PACE SAI, the “SAIs”).

May 31, 2011

ZS-486

Dear Investor,

The purpose of this supplement is to update the SAIs regarding changes to certain revenue sharing arrangements in connection with the sale of shares of the funds of the Trusts.  Effective May 1, 2011, the following unaffiliated financial institution is included in the list of those unaffiliated financial institutions that UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) anticipates will receive additional compensation from UBS Global AM (US) or UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), from UBS Global AM’s own resources.

Accordingly, the PACE SAI is hereby revised as follows:

The section captioned “Investment management, administration and principal underwriting arrangements” and sub-headed “Additional compensation to financial institution(s)” is revised by inserting the following above the first full paragraph on page 126:

Raymond James & Associates, Inc. and Raymond James Financial Services, Inc. (collectively, “Raymond James”)

With respect to Class A, Class C and Class Y qualifying shares (shares sold through Raymond James), UBS Global AM (US), as per a written agreement between the parties, pays Raymond James quarterly at the annual rates as follows:  (i) 0.10% (10 basis points) of the average daily value of all qualifying shares of funds on assets less than $500 million, (ii) 0.09% (9 basis points) of the average daily value of all qualifying shares of funds on assets greater than $500 million but less than $1 billion, (iii) 0.08% (8 basis points) of the average daily value of all qualifying shares of funds on assets greater than $1 billion but less than $5 billion and (iv) 0.07% (7 basis points) of the average daily value of all qualifying shares of funds on assets greater than $5 billion.  With respect to Class B and Class P qualifying shares, UBS Global AM (US), as per a written agreement between the parties, pays Raymond James quarterly at the annual rates as follows:  (i) 0.07% (7 basis points) of the average daily value of all qualifying shares of funds on assets less than $500 million, (ii) 0.06% (6 basis points) of the average daily value of all qualifying shares of funds on assets greater than $500 million but less than $1 billion, (iii) 0.05% (5 basis points) of the average daily value of all qualifying shares of funds on assets greater than $1 billion but less than $5 billion and (iv) 0.04% (4 basis points) of the average daily value of all qualifying shares of funds on assets greater than $5 billion.  The foregoing payments are subject to a minimum payment to Raymond James of $15,000 per year.

The U.S. Allocation Fund SAI is hereby revised as follows:

The section captioned “Investment advisory, administration and principal underwriting arrangements” and sub-headed “Additional compensation to financial institution(s)” is revised by inserting the following as the fifth full paragraph on page 53:

Raymond James & Associates, Inc. and Raymond James Financial Services, Inc. (collectively, “Raymond James”)

With respect to Class A, Class C and Class Y qualifying shares (shares sold through Raymond James), UBS Global AM (US), as per a written agreement between the parties, pays Raymond James quarterly at the annual rates as follows:  (i) 0.10% (10 basis points) of the average daily value of all qualifying shares of the fund on assets less than $500 million, (ii) 0.09% (9 basis points) of the average daily value of all qualifying shares of the fund on assets greater than $500 million but less than $1 billion, (iii) 0.08% (8 basis points) of the average daily value of all qualifying shares of the fund on assets greater than $1 billion but less than $5 billion and (iv) 0.07% (7 basis points) of the average daily value of all qualifying shares of the fund on assets greater than $5 billion.  With respect to Class B qualifying shares, UBS Global AM (US), as per a written agreement between the parties, pays Raymond James quarterly at the annual rates as follows:  (i) 0.07% (7 basis points) of the average daily value of all qualifying shares of the fund on assets less than $500 million, (ii) 0.06% (6 basis points) of the average daily value of all qualifying shares of the fund on assets greater than $500 million but less than $1 billion, (iii) 0.05% (5 basis points) of the average daily value of all qualifying shares of the fund on assets greater than $1 billion but less than $5 billion and (iv) 0.04% (4 basis points) of the average daily value of all qualifying shares of the fund on assets greater than $5 billion.  The foregoing payments are subject to a minimum payment to Raymond James of $15,000 per year.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.